Commitments and Contingencies - Warranty Accrual Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning Balance	$ 20	$ 23	$ 26
Accruals related to product warranties	16	12	15
Reductions for payments made	(10)	(15)	(18)
Ending Balance	$ 26	$ 20	$ 23